Summary of changes in operating assets and liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Trade and other receivables	$ 1,709	$ (978)	$ 2,203	$ (1,662)
Inventory	(59)	(206)	950	688
Prepaid expenses and other current assets	583	266	517	(1,627)
Accounts payable and accrued liabilities	(927)	(3,566)	(2,877)	(983)
Deferred revenues		217		217
Provision for restructuring and other costs	(226)	273	(539)	274
Employee future benefits	(129)	(131)	(401)	(175)
Increase (decrease) in operating assets and liabilities	$ 951	$ (4,125)	$ (147)	$ (3,268)